Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 12, 2013